Borrowings - Narrative (Detail)				1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 18, 2020 USD ($)	Sep. 02, 2020 USD ($)	Feb. 11, 2020 USD ($)	Sep. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Partnership	Dec. 31, 2018 USD ($)
Loss on extinguishment of debt						$ 0	$ 5,406,000	$ 30,272,000	$ 0	$ 0
Unsecured Debt [Member] | Notes [Member]
Debt issued, amount		$ 6,000,000
Debt issuance costs		$ 40,400,000
Weighted average coupon rate (as a percent)						2.125%		2.125%
Weighted average effective interest rate (as a percent)						2.50%		2.50%
Unsecured Debt [Member] | Senior Unsecured Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt instrument, term	5 years
Line of credit, maximum borrowing capacity	$ 1,500,000,000
Debt issuance costs related to revolving credit facility	$ 6,100,000
Outstanding borrowings						$ 0	0	$ 0
Maximum consolidated leverage ratio	4.00
Maximum consolidated leverage ratio following qualifying material acquisition	4.50
Minimum consolidated coverage ratio	2.50
Unsecured Debt [Member] | Senior Unsecured Revolving Credit Facility [Member] | Federal Funds Purchased [Member]
Basis spread on variable rate (percentage)	0.50%
Unsecured Debt [Member] | Senior Unsecured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) | Revolving Credit Facility [Member]
Basis spread on variable rate (percentage)	1.00%
Unsecured Debt [Member] | Level 2 | Notes [Member]
Fair value of outstanding Notes						$ 5,800,000,000
Unsecured Debt [Member] | Level 2 | The Notes
Fair value of outstanding Notes								$ 6,200,000,000
Unsecured Debt [Member] | Debt Instrument, Redemption, Period One [Member] | Notes [Member]
Redemption price (as a percent)		100.00%
Unsecured Debt [Member] | Debt Instrument, Redemption, Period Three [Member] | Notes [Member]
Redemption price (as a percent)		101.00%
Senior Secured Debt | RPI Intermediate FT
Debt issued, amount			$ 6,000,000,000
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1
Debt issued, amount			2,840,000,000
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1 | RPI Intermediate FT
Debt issued, amount		$ 149,000,000	$ 6,000,000,000
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche B-1 | London Interbank Offered Rate (LIBOR)
Basis spread on variable rate (percentage)			1.75%
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1
Debt issued, amount			$ 3,200,000,000
Loss on extinguishment of debt				$ 25,100,000
Senior Secured Debt | RPI Intermediate FT Senior Secured Credit Facilities - Tranche A-1 | London Interbank Offered Rate (LIBOR)
Basis spread on variable rate (percentage)			1.50%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities
Loss on extinguishment of debt					$ 5,400,000		$ 5,400,000
Number of instruments held | Partnership									2
Collateral as a percentage of the collection trust account									80.00%
Maximum total leverage ratio									4
Minimum debt coverage ratio									3.50
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche A-4
Debt issued, amount									$ 2,150,000,000
Basis spread on variable rate (percentage)									1.50%
Amortization rate (percentage)									5.90%
Senior Secured Debt | RPIFT Senior Secured Credit Facilities - Tranche B-6
Debt issued, amount									$ 4,123,000,000
Basis spread on variable rate (percentage)									2.00%
Amortization rate (percentage)									3.20%